Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets:
Cash	$ 1,258,456	$ 1,314,085
Prepaid expenses	192,828	183,496
Total current assets	1,451,284	1,497,581
Investments held in Trust Account	166,809,388	166,815,235
Total Assets	168,260,672	168,312,816
Liabilities and Stockholders’ Equity:
Accounts payable	68,322
Accrued expenses	202,089	74,927
Accrued income taxes	7,389	6,864
Franchise tax payable	24,164	32,563
Current liabilities:
Total current liabilities	301,964	114,354
Deferred underwriting commissions	5,836,250	5,836,250
Total liabilities	6,138,214	5,950,604
Commitments and Contingencies
Common stock; 15,712,245 and 15,736,221 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	157,122,450	157,362,210
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock value	566	564
Additional paid-in capital	5,362,242	5,122,484
Accumulated deficit	(362,800)	(123,046)
Total stockholders’ equity	5,000,008	5,000,002
Total Liabilities and Stockholders’ Equity	$ 168,260,672	$ 168,312,816